Repurchase of Shares	12 Months Ended
Dec. 31, 2010
Repurchase of Shares [Abstract]
REPURCHASE OF SHARES
24. REPURCHASE OF SHARES
On September 9, 2008, the Board of Directors approved a share repurchase program to repurchase up to US$200 million worth of its outstanding ADS of the Company from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the relevant rules under United States securities regulations. The share repurchases may be made on the open market, in block trades or otherwise and is expected to include derivative transactions. The program may be suspended or discontinued at any time. The Company used the entire proceeds of the Notes of US$175 million (Note 21), together with cash on hand, to repurchase a variable number of its ADSs. As of December 31, 2008, Shanda had prepaid US$175 million, portion of this prepayment had been applied for repurchase of an aggregate of 4,518,769 ADSs for a total consideration of approximately US$122.8 million (equivalent to approximately RMB839.7 million) and unused prepayment of approximately US$54.5 million (equivalent to approximately RMB373.1 million) is recorded in equity of the Company as of December 31, 2008. After the repurchase, those shares were retired. The excess of US$122.7 million of purchase price over par value, equivalent to RMB839.1 million, was allocated between additional paid-in capital and retained earnings of US$14.4 million and US$108.3 million, respectively (equivalent to RMB98.3 million and RMB740.8 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.
In addition, on December 30, 2008, the Board of Directors approved to expand the aggregate dollar value of outstanding ADSs that the Company may repurchase under its share repurchase program approved by on September 9, 2008 from US$200 million to US$300 million, including US$175 million worth of its outstanding ADSs the Company has agreed to repurchase pursuant to an accelerated share purchase program. The share repurchases may be made on the open market, in block trades or pursuant to a 10b5-1 plan and will be made subject to restrictions relating to volume, price and timing. The share repurchase plan does not obligate the Company to repurchase a minimum number of ADSs, and the share repurchase plan may be suspended or discontinued at any time.
As of March 31, 2009, the Company finalized the accelerated share repurchase program and repurchased an aggregate of 1,802,066 ADSs for a total consideration of approximately US$54.5 million (equivalent to approximately RMB373.1 million) that was prepaid in 2008. After the repurchase, those shares were retired. The excess of US$54.5 million of purchase price over par value, equivalent to RMB372.8 million, was allocated between additional paid-in capital and retained earnings of US$5.4 million and US$49.1 million, respectively (equivalent to RMB36.8 million and RMB336.0 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.
On March 22 and June 1, 2010, the Board of Directors of the Company approved two share repurchase programs. Under the two share repurchase program, the Company is authorized to repurchase up to US$300 million and US$200 million worth of its outstanding ADSs representing the ordinary shares of the Company from time to time, depending on market conditions, share price and other factors, as well as subject to the memorandum and articles of association of the Company, the relevant rules under United States securities laws and regulations and the relevant stock exchange rules. The share repurchases may be made on the open market, in block trades or otherwise and is expected to include derivative transactions. The program may be suspended or discontinued at any time.
During the year ended December 31, 2010, the Company had repurchased a total of 11,509,189 ADSs for an aggregate consideration of US$488.0 million (equivalent to Rmb3,322.2 million). After the repurchase, those shares were retired. The excess of US$487.7 million of purchase price over par value, equivalent to RMB3,320.6 million, was allocated between additional paid-in capital and retained earnings of US$196.9 million and US$290.8 million, respectively (equivalent to RMB1,340.3 million and RMB1,980.3 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.